UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund: BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan – 126.6%
Corporate – 4.2%
Dickinson County EDC, Michigan, Refunding RB, International Paper Co. Project, Series A,
5.75%, 6/01/16	$2,500	$2,509,550
Monroe County EDC, Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC),
6.95%, 9/01/22	3,805	5,162,015

		7,671,565

County/City/Special District/School District – 37.5%
Adrian City School District Michigan, GO (AGM),
5.00%, 5/01/14(a)	2,400	2,512,704
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.13%, 5/01/25	2,000	2,214,020
4.25%, 5/01/26	1,145	1,262,443
4.38%, 5/01/27	640	704,429
4.00%, 5/01/28	760	810,928
4.38%, 5/01/28	400	437,088
4.00%, 5/01/29	380	403,245
4.50%, 5/01/29	605	666,879
Bay City School District Michigan, GO, School Building & Site (AGM) (Q-SBLF),
5.00%, 5/01/36	200	217,972
Brighton Area School District, GO, School Building, Series I (Q-SBLF),
4.25%, 5/01/37	1,430	1,485,284
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,250	1,422,350
5.00%, 4/01/26	1,250	1,405,025
5.00%, 4/01/27	500	562,710
Chippewa Valley Schools, GO, Refunding (Q-SBLF):
5.00%, 5/01/31	1,140	1,328,271
5.00%, 5/01/32	1,220	1,414,639
City of Jackson, GO, CAB, Downtown Development (AGM),
4.54%, 6/01/26(b)	2,710	1,505,242
City of Oak Park Michigan, GO, Street Improvement (NPFGC),
5.00%, 5/01/30	600	652,266
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	450	519,476
5.50%, 5/01/41	830	956,882
County of Genesee Michigan, GO, Water Supply System (NPFGC),
5.13%, 11/01/33	500	509,935
County of Genesee Michigan, GO, Refunding, Series A (NPFGC),
5.00%, 5/01/19	400	429,276
County of St. Clair, GO, Refunding, Limited Tax,
5.00%, 4/01/28	915	1,062,699
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC),
5.50%, 5/01/39	2,000	2,249,420
Detroit City School District Michigan, GO, School Building & Site Improvement (NPFGC)(a):
Series A, 5.38%, 5/01/13	1,480	1,480,192
Series B, 5.00%, 5/01/13	1,600	1,600,192
Eaton Rapids Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF),
5.25%, 5/01/14(a)	2,000	2,099,540
Flint EDC, RB, Michigan Department of Human Services Office Building,
5.25%, 10/01/41	1,880	2,029,780
Fraser Public School District, GO, School Building & Site (AGM) (Q-SBLF),
5.00%, 5/01/25	1,255	1,361,976
Gibraltar School District Michigan, GO, School Building & Site Improvement (NPFGC) (Q-SBLF)(a):
5.00%, 5/01/14	585	612,653
5.00%, 5/01/14	3,065	3,208,932
Goodrich Area School District, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	400	468,504
5.50%, 5/01/36	800	929,616
5.50%, 5/01/41	1,000	1,150,590
Gull Lake Community School District, GO, Refunding (AGM) (Q-SBLF),
4.00%, 5/01/26	500	529,605
Harper Creek Community School District Michigan, GO, Refunding (AGM) (Q-SBLF),
5.00%, 5/01/22	1,000	1,085,240
Harper Woods School District Michigan, GO, Refunding, School Building & Site (NPFGC),
5.00%, 5/01/14(a)	10	10,353
Howell Public Schools, GO, Refunding (Q-SBLF),
4.50%, 5/01/29	660	745,939
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF),
5.25%, 5/01/41	2,650	3,002,874
Jonesville Community Schools Michigan, GO, Refunding (NPFGC) (Q-SBLF),
5.00%, 5/01/29	1,085	1,157,586
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF):
5.00%, 5/01/25	1,000	1,085,240
5.00%, 5/01/26	1,050	1,132,939
5.00%, 5/01/35	2,000	2,129,580

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC) (Q-SBLF),
4.63%, 5/01/28	$2,325	$2,490,470
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC),
5.00%, 5/01/24	500	521,260
Ludington Area School District Michigan, GO, (NPFGC),
5.25%, 5/01/23	1,440	1,470,946
New Lothrop Area Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF),
5.00%, 5/01/35	1,200	1,293,648
Parchment School District, County of Kalamazoo, State of Michigan, GO, School Building and Site (NPFGC) (Q-SBLF),
5.00%, 5/01/25	590	678,494
Reed City Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF),
5.00%, 5/01/14(a)	1,000	1,047,470
Romulus Community Schools, GO, Unlimited Tax, Refunding (AGM) (Q-SBLF):
4.13%, 5/01/25	715	783,676
4.25%, 5/01/26	740	810,529
4.25%, 5/01/27	725	788,699
4.50%, 5/01/29	630	689,749
4.00%, 5/01/24	500	547,385
4.38%, 5/01/28	1,335	1,457,286
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM) (Q-SBLF),
5.00%, 5/01/14(a)	1,000	1,047,270
Sparta Area Schools Michigan, GO, School Building & Site (NPFGC) (Q-SBLF),
5.00%, 5/01/14(a)	1,000	1,046,440
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF),
5.00%, 5/01/32	1,500	1,664,775
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF),
5.00%, 5/01/28	750	854,047
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC),
5.00%, 5/01/14(a)	1,230	1,288,142

		69,034,800

Education – 9.2%
Ferris State University, Refunding RB, General (AGM):
4.50%, 10/01/23	1,360	1,507,587
4.50%, 10/01/24	1,595	1,756,143
4.50%, 10/01/25	1,405	1,535,384
Lake Superior State University, Refunding RB (AGM):
4.00%, 11/15/26	475	502,925
4.00%, 11/15/27	285	300,231
4.00%, 11/15/28	190	199,249
4.00%, 11/15/29	250	260,470
4.00%, 11/15/30	190	197,102
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project,
5.00%, 3/01/35	1,030	1,040,784
Michigan State University, Refunding RB, General, Series C:
5.00%, 2/15/40	3,770	4,171,430
5.00%, 2/15/44	1,000	1,100,710
Michigan Technological University, Refunding RB, Series A,
5.00%, 10/01/34	1,000	1,127,970
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC),
5.00%, 7/01/24	1,450	1,525,458
Western Michigan University, Refunding RB, General,
5.25%, 11/15/40	1,400	1,598,380

		16,823,823

Health – 23.9%
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA),
6.00%, 7/01/20	570	572,069
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM),
5.25%, 5/15/36	2,750	3,078,955
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A:
5.50%, 11/15/25	750	910,507
5.00%, 11/15/29	3,000	3,395,970
Michigan Finance Authority, Refunding RB, Hospital Revenue, Oakwood Obligated Group,
5.00%, 8/15/31	1,065	1,191,256
Michigan State Finance Authority, RB, Sparrow Obligated Group,
5.00%, 11/15/36	950	1,053,350
Michigan State Finance Authority, Refunding RB, Trinity Health Credit:
5.00%, 12/01/31	1,900	2,176,431
5.00%, 12/01/35	1,900	2,135,201
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	2,300	2,699,855
McLaren Health Care, Series C, 5.00%, 8/01/35	1,585	1,694,381
MidMichigan Obligation Group, Series A, 5.00%, 4/15/26	380	400,900

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (concluded)
Michigan State Hospital Finance Authority, RB (concluded):
MidMichigan Obligation Group, Series A (AMBAC), 5.50%, 4/15/18	$1,000	$1,003,250
Trinity Health Credit, Series A, 5.00%, 12/01/16(a)	145	167,191
Trinity Health Credit, Series A, 5.00%, 12/01/26	855	951,794
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/21	400	450,904
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/25	2,470	2,669,848
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/37	3,340	3,507,601
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	1,595	1,698,771
McLaren Health Care, 5.75%, 5/15/38	1,500	1,732,875
McLaren Health Care, Series A, 5.00%, 6/01/35	860	955,391
Trinity Health Credit, Series A, 6.13%, 12/01/23	940	1,150,081
Trinity Health Credit, Series A, 6.25%, 12/01/28	570	686,856
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,400	1,692,530
Trinity Health Credit, Series C, 4.00%, 12/01/32	3,040	3,150,170
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	1,000	1,281,170
Sturgis Building Authority, RB, Sturgis Hospital Project (NPFGC),
4.75%, 10/01/34	3,525	3,583,938

		43,991,245

Housing – 6.6%
Michigan State HDA, RB:
Deaconess Tower AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	1,038,780
Series A, 4.75%, 12/01/25	2,605	2,878,239
Series A (NPFGC), 5.30%, 10/01/37	20	20,021
Michigan State HDA, Refunding RB:
Rental Housing Revenue, Series D, 4.50%, 10/01/48	5,980	6,071,494
Series A, 6.05%, 10/01/41	2,000	2,168,700

		12,177,234

State – 15.7%
Michigan Municipal Bond Authority, Refunding RB, Local Government, Charter County Wayne, Series B (AGC),
5.38%, 11/01/24	125	145,778
Michigan State Building Authority, Refunding RB, Facilities Program:
Series A, 5.50%, 10/15/45	750	868,500
Series H (AGM), 5.00%, 10/15/26	3,000	3,420,540
Series I, 6.25%, 10/15/38	2,350	2,849,257
Series I (AGC), 5.25%, 10/15/24	2,000	2,390,200
Series I (AGC), 5.25%, 10/15/25	1,500	1,792,650
Series I (AGC), 5.25%, 10/15/26	400	475,908
Series I-A, 5.38%, 10/15/41	2,175	2,503,969
Series II (NPFGC), 5.00%, 10/15/29	2,000	2,037,040
Michigan State Finance Authority, RB, Local Government Loan Program, Series F,
5.25%, 10/01/41	2,510	2,749,228
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project,
5.25%, 10/15/31	1,000	1,144,470
State of Michigan, RB, GAB (AGM),
5.25%, 9/15/27	3,250	3,773,672
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/29	750	886,440
5.00%, 11/15/33	1,150	1,339,106
5.00%, 11/15/36	2,220	2,568,651

		28,945,409

Transportation – 11.6%
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	4,475	4,892,652
5.25%, 12/01/26	3,700	4,045,321
5.00%, 12/01/34	3,550	3,824,202
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/26	3,060	3,629,772
5.38%, 12/01/32	4,300	4,894,604

		21,286,551

Utilities – 17.9%
City of Detroit Michigan Water Supply System, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	2,000	2,409,900
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	4,000	4,000,040
City of Detroit Michigan Water Supply System, Refunding RB, Second Lien, Series C (AGM),
5.00%, 7/01/29	6,275	6,452,206

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Utilities (concluded)
City of Grand Rapids Michigan, Refunding RB, Series A (NPFGC),
5.50%, 1/01/22	$1,500	$1,882,125
City of Grand Rapids Michigan Sanitary Sewer System, RB:
5.00%, 1/01/37	570	658,316
4.00%, 1/01/42	1,050	1,086,603
City of Port Huron Michigan, RB, Water Supply:
5.25%, 10/01/31	190	211,278
5.63%, 10/01/40	500	561,760
City of Wyoming Michigan, RB, Sewer System (NPFGC),
5.00%, 6/01/30	5,300	5,661,089
Lansing Board of Water & Light Utilities System, RB, Series A:
5.00%, 7/01/27	1,210	1,412,772
5.00%, 7/01/31	2,600	3,004,742
5.00%, 7/01/37	1,270	1,449,807
5.50%, 7/01/41	2,000	2,366,160
Michigan Municipal Bond Authority, RB, Clean Water Revolving Fund:
Pooled Project, 5.00%, 10/01/27	760	917,981
Subordinate, 5.00%, 10/01/27	750	847,147

		32,921,926

Total Municipal Bonds in Michigan		232,852,553

Guam – 2.6%
State – 2.0%
Government of Guam Business Privilege Tax Revenue, RB, Series A,
5.13%, 1/01/42	1,800	2,008,458
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A,
5.63%, 12/01/29	850	946,407
Territory of Guam, RB, Series B-1,
5.00%, 1/01/37	715	792,313

		3,747,178

Utilities – 0.6%
Guam Power Authority, Refunding RB, Series A:
5.00%, 10/01/34	335	370,765
(AGM), 5.00%, 10/01/26	600	708,480

		1,079,245

Total Municipal Bonds in Guam		4,826,423

Puerto Rico – 7.2%
State – 5.6%
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.67%, 8/01/43(b)	12,500	2,304,250
CAB, Series A (NPFGC), 5.73%, 8/01/46(b)	30,000	4,581,300
First Sub-Series C (AGM), 5.13%, 8/01/42	3,200	3,387,328

		10,272,878

Transportation – 1.2%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC),
5.50%, 7/01/31	2,000	2,212,060

Utilities – 0.4%
Puerto Rico Electric Power Authority, RB, Series WW,
5.50%, 7/01/38	680	687,555

Total Municipal Bonds in Puerto Rico		13,172,493

Total Municipal Bonds – 136.4%		250,851,469

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(c)
Michigan – 16.0%
County/City/Special District/School District – 4.2%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF),
5.00%, 5/01/37	3,970	4,593,747
Portage Public Schools Michigan, GO, School Building & Site (AGM),
5.00%, 5/01/31	2,850	3,185,929

		7,779,676

Education – 6.2%
Saginaw Valley State University, Refunding RB, General (AGM),
5.00%, 7/01/31	2,500	2,815,475
Wayne State University, Refunding RB, General (AGM),
5.00%, 11/15/35	7,793	8,647,180

		11,462,655

Health – 1.0%
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group,
5.00%, 12/01/39	1,650	1,834,718

Utilities – 4.6%
City of Grand Rapids Michigan, RB, Sanitary Sewer System (NPFGC),
5.00%, 7/01/14(a)	6,898	7,270,402

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Michigan (concluded)
Utilities (concluded)
Detroit Water and Sewerage Department, Refunding RB, Senior Lien, Series A,
5.25%, 7/01/39	$1,012	$1,104,260

		8,374,662

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 16.0%		29,451,711

Total Long-Term Investments (Cost – $259,005,661) – 152.4%		280,303,180

Short-Term Securities	Shares
BIF Michigan Municipal Money Fund,
0.00% (d)(e)	2,001,457	$2,001,457

Total Short-Term Securities (Cost – $2,001,457) – 1.1%		2,001,457

Total Investments (Cost – $261,007,118*) – 153.5%		282,304,637
Other Assets Less Liabilities – 2.0%		3,715,139
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (8.0)%		(14,770,335)
VRDP Shares, at Liquidation Value – (47.5)%		(87,300,000)

Net Assets Applicable to Common Shares – 100.0%		$183,949,441

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$246,797,337

Gross unrealized appreciation	$22,896,552
Gross unrealized depreciation	(1,967,436)

Net unrealized appreciation	$20,929,116

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BIF Michigan Municipal Money Fund	6,554,292	(4,552,835)	2,001,457	–

(e)	Represents the current yield as of report date.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of	ACA	American Capital Access Corp.
Investments, the names and descriptions of many of the	AGC	Assured Guaranty Corp.
securities have been abbreviated according to the following	AGM	Assured Guaranty Municipal Corp.
list:	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	CAB	Capital Appreciation Bonds
	EDC	Economic Development Corp.
	GAB	Grant Anticipation Bonds
	GO	General Obligation Bonds
	Ginnie Mae	Government National Mortgage Association
	HDA	Housing Development Authority
	NPFGC	National Public Finance Guarantee Corp.
	Q-SBLF	Qualified School Bond Loan Fund
	RB	Revenue Bonds

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(55)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$7,334,766	$(109,213)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$280,303,180	–	$280,303,180
Short-Term Securities	$2,001,457	–	–	2,001,457

Total	$2,001,457	$280,303,180	–	$282,304,637

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(109,213)	–	–	$(109,213)

[2]	Derivative financial instruments are financial futures contracts which are valued at unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$72,000	–	–	$72,000
Liabilities:
TOB trust certificates	–	$(14,578,184)	–	(14,578,184)
VRDP Shares	–	(87,300,000)	–	(87,300,000)

Total	$72,000	$(101,878,184)	–	$(101,806,184)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2013	7

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 24, 2013